Long-Term Debt - Additional Information - Other (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) SecurityLoan	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Interest at a weighted-average fixed rate	4.30%	4.00%
Long term debt principal repayments in 2018	$ 800,000,000
Long term debt principal repayments in 2019	200,000,000
Long term debt principal repayments in 2020	1,100,000,000
Long term debt principal repayments in 2021	700,000,000
Long term debt principal repayments in 2022	300,000,000
Long term debt principal repayments thereafter	$ 300,000,000
Number of loan agreement | SecurityLoan	5
Minimum level of free cash be maintained as per loan agreements	$ 100,000,000	$ 50,000,000
Minimum
Debt Instrument [Line Items]
Vessel market value to loan ratio	118.50%
Vessel market value to loan minimum required ratio	105.00%
Revolving credit lines maturity period	6 months
Free liquidity and undrawn revolving credit line as percentage of debt	5.00%
Maximum
Debt Instrument [Line Items]
Vessel market value to loan ratio	243.20%
Vessel market value to loan minimum required ratio	135.00%
Free liquidity and undrawn revolving credit line as percentage of debt	7.50%
Teekay Parent
Debt Instrument [Line Items]
Amount of free liquidity and undrawn revolving credit line	$ 46,000,000
Teekay Tankers
Debt Instrument [Line Items]
Amount of free liquidity and undrawn revolving credit line	55,100,000
Teekay Tankers | Long-term Debt
Debt Instrument [Line Items]
Debt guaranteed	252,700,000
Teekay Tankers | Teekay Parent | Long-term Debt
Debt Instrument [Line Items]
Debt guaranteed	$ 252,700,000	$ 150,000,000